Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingencies
Contractual capital commitments	SFr 52,544	SFr 43,279
Maximum
Commitments and contingencies
Contractual notice period in lease agreements	12 months
Within 1 Year
Commitments and contingencies
Contractual capital commitments	SFr 23,357	27,554
Between 1 and 3 years
Commitments and contingencies
Contractual capital commitments	21,865	11,652
Between 3 and 5 years
Commitments and contingencies
Contractual capital commitments	7,178	4,008
More Than 5 Years
Commitments and contingencies
Contractual capital commitments	SFr 144	SFr 65